Borrowings (Details Textual) (USD $)				12 Months Ended
	Dec. 31, 2012 Placement	Dec. 31, 2011	Dec. 31, 2012 Federal Home Loan Bank Advances [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Reverse Repurchase Agreement [Member]	Dec. 31, 2012 Reverse Repurchase Agreement [Member] Maximum [Member]	Dec. 31, 2012 Trust Preferred Securities [Member]	Dec. 31, 2012 Subordinated Debt [Member]	Dec. 31, 2011 Subordinated Debt [Member]
Loans (Textual) [Abstract]
Total credit lines with the FHLB			$ 223.1
LIBOR maturities				2 years 9 months	4 years
Interest rate						Variable rate of 9.85% minus three-month LIBOR
Variable interest rate						9.85%
LIBOR rate						31.00%
Maximum Interest rate							5.85%		5.90%	6.93%
Applicable interest rate						5.85%
Term of reverse repurchase						7 years
Carrying value of reverse repurchase agreement						10,100,000
Number of placements of trust preferred securities	4
Interest payable accrue	4,882,000	3,751,000						4,200,000
Carrying value of debentures									30,900,000
Loans (Additional Textual) [Abstract]
Loans from FHLB	195,100,000	195,900,000
FHLB weighted average interest rate	1.16%
Aggregate FHLB borrowings	193,100,000
Total fund lines maintained but not utilized by the company	40,900,000	58,100,000
Principle balance of reverse repurchase	$ 10,000,000